Financial Instruments - Liabilities Reconciliation of Fair Value Measurements in Level 3 of the Fair Value Hierarchy (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	£ (267,463)
Transfers in	0		£ 0
Ending Balance	(268,463)		(267,463)
Level 3 [Member] | Fair Value Through P&L [member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	(49)	£ (6)	(6)
Adoption of IFRS 9		0
At 1 January 2018		(6)
Total gains/(losses) recognised in profit/loss, fair value movements	(5)
Total gains/(losses) recognised in profit/loss, foreign exchange and other movements	(3)
Transfers in	0	0
Transfer to held for sale
Additions	(2)
Sales		0
Settlements	2
Ending Balance	(57)	(6)	(49)
Gains/(losses) recognised in profit or loss on assets and liabilities held at the end of the period	(8)
Level 3 [Member] | Financial Liabilities at Fair Value, Class [member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	(115)	(69)	(69)
Adoption of IFRS 9		0
At 1 January 2018		(69)
Total gains/(losses) recognised in profit/loss, fair value movements	(8)	4
Total gains/(losses) recognised in profit/loss, foreign exchange and other movements	(3)	5
Transfers in	0	0
Transfer to held for sale
Additions	(2)
Sales		0
Settlements	33	15
Ending Balance	(95)	(45)	(115)
Gains/(losses) recognised in profit or loss on assets and liabilities held at the end of the period	(11)	9
Level 3 [Member] | Derivative Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	(66)	(63)	(63)
Adoption of IFRS 9		0
At 1 January 2018		(63)
Total gains/(losses) recognised in profit/loss, fair value movements	(3)	4
Total gains/(losses) recognised in profit/loss, foreign exchange and other movements		5
Transfers in	0	0
Transfer to held for sale		1
Sales		0
Settlements	31	15
Ending Balance	(38)	(38)	£ (66)
Gains/(losses) recognised in profit or loss on assets and liabilities held at the end of the period	(3)	9
Level 3 [Member] | Liabilities held for sale[member]
Disclosure of fair value measurement of liabilities [line items]
Adoption of IFRS 9		0
Transfers in	£ 0	0
Transfer to held for sale		(1)
Sales		0
Ending Balance		£ (1)